FINANCE LEASE RECEIVABLES	12 Months Ended
Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Disclosure of maturity analysis of finance lease payments receivable [text block]

17    Finance lease receivables

The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Gross investment in finance leases, receivable:
Not later than 1 year	460	680	121	129
Later than 1 year and not later than 5 years	1,347	1,106	128	218
Later than 5 years	877	1,053	–	142
	2,684	2,839	249	489
Unearned future finance income on finance leases	(976)	(692)	(6)	(68)
Rentals received in advance	(22)	(53)	(49)	(17)
Net investment in finance leases	1,686	2,094	194	404

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Not later than 1 year	320	546	93	117
Later than 1 year and not later than 5 years	1,053	887	101	197
Later than 5 years	313	661	–	90
Net investment in finance leases	1,686	2,094	194	404

Equipment leased to customers under finance leases primarily relates to structured financing transactions to fund the purchase of aircraft, ships and other large individual value items. During 2017 and 2018 no contingent rentals in respect of finance leases were recognised in the income statement. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses for the Group of £1 million (2017: £nil).